SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Profit (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [abstract]
Adjusted EBITDA	$ 188	$ 166	$ 361	$ 306
Adjustments to reconcile Adjusted EBITDA to Profit before tax
Depreciation	(40)	(35)	(78)	(66)
Amortization	(24)	(16)	(44)	(29)
Impairment	(2)	(2)	(4)	(4)
Gain / (loss) on disposal of non-current assets	5	(1)	5	(1)
Finance costs	(19)	(18)	(37)	(39)
Finance income	4	4	8	11
Other non-operating loss, net	(20)	(3)	(21)	(4)
Foreign exchange gain / (loss), net	5	8	11	(13)
Profit before tax	$ 97	$ 103	$ 201	$ 161